Debt - June 2018 Senior Term Loan Credit Agreement Amendment - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 07, 2018	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 0	$ 0	$ (4)	$ 0	$ (3)	$ 0	$ (7)	$ (23)	$ (1)	$ 0	$ (3)	$ (7)	$ (31)	$ (35)
June 2018 Senior Term Loan Credit Agreement Amendment
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 2